CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 401,123	¥ 2,847,933	¥ 488,246	¥ 578,653
Adjustments to reconcile net income to net cash provided by operating activities:
Foreign exchange gain, net	(418)	(2,968)	(10,661)	(12,441)
Loss on disposal of property and equipment	1,791	12,713	9,884	4,834
Depreciation and amortization	85,153	604,580	391,936	465,384
Amortization of operating lease right-of-use assets	197,076	1,399,217	854,646	672,910
Change in the fair value of derivative asset bifurcated from Series B Senior Secured Notes			6,381
Impairment of long-lived assets	700	5,200	221,810	21,368
Gain from extinguishment of Series B Senior Secured Notes			(124,139)
Allowance for prepayments and accounts receivable	(450)	(3,194)	18,069	4,467
Deferred income tax	(19,946)	(141,613)	494,472	(64,221)
Interest expenses of convertible senior notes			19,855	35,490
Share-based compensation expenses	33,734	239,506	398,008	302,734
Reversal for SEC settlement				(1,146,474)
Donation of inventory				3,889
Changes in operating assets and liabilities:
Accounts receivable	(3,054)	(21,685)	(20,994)	(22,431)
Inventories	(139,202)	(988,322)	(604,055)	(316,673)
Receivables from online payment platforms	(8,766)	(62,241)	19,640	(145,834)
Prepaid expenses and other current assets	(68,928)	(489,374)	(60,514)	(101,868)
Other non-current assets	(30,460)	(216,260)	(64,132)	(20,548)
Accounts payable	52,565	373,203	147,676	84,005
Accrued expenses and other liabilities	95,116	675,313	107,095	254,094
Deferred revenues	3,670	26,056	1,154	8,038
Operating lease liabilities	(203,104)	(1,442,016)	(875,653)	(637,243)
Payable for equity litigants settlement	11,880	84,348	(1,398,906)	155,314
Net cash provided by operating activities	408,516	2,900,425	19,818	123,447
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property and equipment	(387,360)	(2,750,220)	(781,676)	(173,217)
Payment for land use right	(912)	(6,478)	(19,344)
Cash received from disposal of property and equipment	279	1,982	2,974	1,490
Purchases of short-term investments	(218,313)	(1,550,000)
Proceeds received from maturity of short-term investments	204,228	1,450,000		250,000
Repayment of contribution from noncontrolling interest in a subsidiary				(77,936)
Floating interest received from structured deposits	3,175	22,545
Purchases of term deposit	(92,611)	(657,527)
Proceeds received from maturity of term deposit	6,000	42,599
Net cash (used in)/provided by investing activities	(485,514)	(3,447,099)	(798,046)	337
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of convertible senior preferred shares			63,380	1,514,660
Repayment of convertible senior notes			(1,560,105)
Repayment of Series B Secured Notes (the "New Notes")			(779,535)
Net cash provided by/(used in) financing activities			(2,276,260)	1,514,660
Effect of foreign exchange rate changes on cash and cash equivalents and restricted cash	1,042	7,398	77,133	(22,215)
Net (decrease)/ increase in cash and cash equivalents and restricted cash	(75,956)	(539,276)	(2,977,355)	1,616,229
Cash and cash equivalents and restricted cash at beginning of years	503,939	3,577,919	6,555,274	4,939,045
Cash and cash equivalents and restricted cash at end of years	427,983	3,038,643	3,577,919	6,555,274
Supplemental disclosures of cash flow information:
Interests received	14,332	101,753	88,517	103,863
Interests paid, net of capitalization			(34,148)
Income taxes paid	(60,106)	(426,744)	(68,802)	(1,200)
Supplemental disclosures of non-cash activities:
Purchase of property and equipment included in accrued expenses and other liabilities	61,769	438,554	120,227	46,659
Obtaining right-of-use assets in exchange for lease liabilities	628,730	¥ 4,463,919	1,552,538	947,853
Shares issued in restructuring of the Notes			¥ 601,408
Reconciliation of cash, cash equivalents and restricted cash:
Cash and cash equivalents	412,077			6,477,636
Current restricted cash	9,307			58,200
Non-current restricted cash	6,599			19,438
Total cash, cash equivalents and restricted cash in the statements of cashflows	$ 427,983			¥ 6,555,274